Document And Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Entity Registrant Name	Innate Pharma SA
Entity Central Index Key	0001598599
Trading Symbol	inpha
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding (in shares)	78,580,464
Entity Shell Company	false
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Title of 12(b) Security	Ordinary shares, nominal value €0.05 per share
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false